Assets subject to lien and assets acquired through foreclosures_Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Investment properties
Land	₩ 5,425,000,000	₩ 0
Other assets
Land for non-business use	10,684,000,000	27,000,000
Building for non-business use	1,966,000,000	0
Movables for non-business use	155,000,000	0
Real estate assessment provision for non-business use	(670,000,000)	(27,000,000)
Sub-total	12,135,000,000	0
Assets held for sale
Land	5,477,000,000	5,143,000,000
Buildings	3,568,000,000	4,742,000,000
Others	546,000,000	577,000,000
Sub-total	9,591,000,000	10,462,000,000
Total	₩ 27,151,000,000	₩ 10,462,000,000